STATEMENT OF CASH FLOWS	9 Months Ended
Dec. 31, 2021 USD ($)
Cash flows from operating activities:
Net loss	$ (231,291)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(10,543)
Formation and operating costs paid by sponsor	4,096
Changes in current assets and liabilities:
Prepaid expenses	(275,637)
Due to related party	26,129
Accrued expenses	110,342
Net cash used in operating activities	(376,904)
Cash flows from investing activities:
Investments held in Trust Account	(115,000,000)
Net cash used in investing activities	(115,000,000)
Cash flows from financing activities:
Proceeds from initial public offering, net of costs	113,850,000
Proceeds from private placement	2,865,000
Proceeds from sale of ordinary shares to initial shareholder	25,000
Payments to related party	(133,824)
Proceeds from issuance of promissory note to related party	163,398
Payment of promissory note to related party	(163,398)
Payment of deferred offering costs	(474,379)
Net cash provided by financing activities	116,131,797
Net change in cash	754,893
Cash, beginning of the period
Cash, end of the period	754,893
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting commissions	4,025,000
Deferred offering costs paid by related party	21,384
Fair value of capital contribution by Sponsor to Anchor Investors	5,062,500
Offering costs in equity	599,740
Fair value of representative shares	1,092,380
Issuance of representative shares	12
Remeasurement of ordinary shares subject to redemption	$ 17,034,247